Income Taxes (Schedule of composition of income (loss) from continuing operations before income taxes and income tax expense (benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income (loss) before income taxes: Israel	$ 49,276	$ 130,278	$ 79,454
Income (loss) before income taxes: Non-Israeli	3,059	960	8,176
Income (loss) before income taxes	52,335	131,238	87,630
Income tax expense from continuing operations, Current: Israel	13,603	11,325	8,054
Income tax expense from continuing operations, Current: Non-Israeli	2,198	3,781	2,198
Current Income tax expense from continuing operations, Total	15,801	15,106	10,252
Deferred tax (benefit) expense: Israel	(11,903)	262	109
Deferred tax (benefit) expense: Non-Israeli	(2,285)	(2,645)	(1,363)
Deferred tax (benefit) expense	(14,188)	(2,383)	(1,254)
Actual income tax expense	$ 1,613	$ 12,723	$ 8,998